Note 7 - Accounts and Other Receivables and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
7 .	Accounts and Other Receivables and Credit Risk

Accounts
and other receivables at
December 31, 2016
and
2015
consist of the following:

	2016	2015
Trade	$18,420	$—
Other	184,596	10,439
Total	$203,016	$10,439

As of
December 31, 2016
and
2015,
there was
no
allowance for doubtful accounts.
  We believe that we have adequately addressed credit risks in estimating the allowance for doubtful accounts.

Accounts and other receivables in the amount of
$1,598,994
and
$3,692,747
as of
December 31, 2016
and
2015,
respectively, have been reclassified to current assets associated with discontinued operations.
  See Note
3.